Share Capital and Share Premium (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Voting Rights	Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share. Each holder of Class B shares may convert, at its option, any or all of the Class B shares held by such holder into an equal number of common shares.
Share premium	$ 284,406		$ 284,406
Number of outstanding warrants	19,701,120
Number of shares called by warrants	19,701,120
Class B Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	0
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	10,300
Class A Warrants [member]
Disclosure of classes of share capital [line items]
Issuance of common stock due to exercise of warrants		5,550
Number of outstanding warrants	388,700		388,700
Number of shares called by warrants	388,700		388,700
PP Warrants [member]
Disclosure of classes of share capital [line items]
Number of outstanding warrants	1,291,833		1,291,833
Number of shares called by warrants	1,291,833		1,291,833
December Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Number of outstanding warrants	1,270,587		1,270,587
Number of shares called by warrants	1,270,587		1,270,587
January 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Number of outstanding warrants	1,950,000		1,950,000
Number of shares called by warrants	1,950,000		1,950,000
February 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Number of outstanding warrants	4,800,000		4,800,000
Number of shares called by warrants	4,800,000		4,800,000
June 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Number of outstanding warrants	10,000,000		10,000,000
Number of shares called by warrants	10,000,000		10,000,000